Label	Element	Value
Short Duration Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement

April 24, 2020

Morgan Stanley Institutional Fund Trust

Supplement dated April 24, 2020 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 28, 2020

Short Duration Income Portfolio

Risk/Return [Heading]	rr_RiskReturnHeading	Short Duration Income Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective July 1, 2020, the first sentence of the second paragraph of the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses" is hereby deleted and replaced with the following:

For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A shares of Morgan Stanley Institutional Fund Trust Ultra-Short Income or Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $100,000 or more.

Effective July 1, 2020, the table in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Shareholder Fees" is hereby deleted and replaced with the following:

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Effective July 1, 2020, each row with respect to Class A in the tables entitled "If you SOLD Your Shares" and "If You HELD Your Shares" in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Fees and Expenses—Example" is hereby deleted and replaced with the following:

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Effective July 1, 2020, the row with respect to Class A in the table entitled "Average Annual Total Returns" in the section of the Prospectus entitled "Fund Summary—Short Duration Income Portfolio—Performance Information" is hereby deleted and replaced with the following:

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Effective July 1, 2020, the historical total returns with sales charges deducted for Class A shares have been restated to reflect the current maximum sales charge of 2.00%.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please retain this supplement for future reference.
Short Duration Income Portfolio | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Short Duration Income Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For purchases of Class A shares, you may qualify for a sales charge discount if the cumulative net asset value per share ("NAV") of Class A shares of the Fund being purchased in a single transaction, together with the NAV of any Class A shares of the Fund already held in Related Accounts (as defined in the section of the Prospectus entitled "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares") as of the date of the transaction as well as Class A shares of Morgan Stanley Institutional Fund Trust Ultra-Short Income or Ultra-Short Municipal Income Portfolios already held in Related Accounts as of the date of the transaction, amounts to $100,000 or more.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	255
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	417
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	594
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,104
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	255
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	417
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	594
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,104
Past One Year	rr_AverageAnnualReturnYear01	1.72%	[1]
Past Five Years	rr_AverageAnnualReturnYear05	2.57%	[1]
Past Ten Years	rr_AverageAnnualReturnYear10	2.17%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	0.32%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 28, 2007
Short Duration Income Portfolio | Class L
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Short Duration Income Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Short Duration Income Portfolio | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage based on the lesser of the offering price or NAV at redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none

[1]	Effective July 1, 2020, the historical total returns with sales charges deducted for Class A shares have been restated to reflect the current maximum sales charge of 2.00%.